NOTE 3 - INCOME TAXES - Income Taxes (Details) (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Deferred tax assets:
Net Operating tax carry-forwards	11,295	3,268
Gross deferred tax asset	11,295	3,268
Valuation allowance	(11,295)	(3,268)
Net deferred tax assets